DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details Narrative) - USD ($)			1 Months Ended		12 Months Ended
	Jul. 10, 2024	Jul. 17, 2023	Jul. 19, 2024	Apr. 18, 2022	Nov. 30, 2024	Jun. 30, 2024	Oct. 31, 2024	Dec. 11, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 14, 2023
Subsidiary, Sale of Stock [Line Items]
Transaction costs					$ 5,724,785
Underwriting fees					1,150,000
Deferred underwriting fees					4,025,000
Offering costs					549,785
Cash					$ 45,397				$ 233,088
Share price					$ 10.62
Dissolution expenses					$ 100,000
Initial business combination					$ 50,000
Public shares outstanding	$ 0.02				$ 0.045
Net tangible assets					$ 5,000,001
Deposit in the Trust Account	$ 5,000				5,000	$ 50,000	$ 5,000
Aggregate Value					20,000	$ 600,000
Market value of listed securities								$ 50,000,000
Working capital deficit					$ 2,869,680
Convertible promissory note										$ 100,000	$ 1,000,000
Class A Ordinary Shares [Member]
Subsidiary, Sale of Stock [Line Items]
Share price		$ 10.62	$ 10.41		$ 10.00
Number of shares exercised		8,708,304	2,522,186		8,708,304
Number of shares exercised, value	$ 26,268,373	$ 92,514,424	$ 26,268,373		$ 92,514,424
Aggregate Value					92,000,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering				11,500,000
Sale of units in initial public offering aggregate amount				$ 115,000,000
Sale of units per share				$ 10.00
Proceeds from Initial Public Offering					$ 117,300,000
Share price					$ 10.20
Dissolution expenses					$ 100,000
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering				1,500,000
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering				5,000,000
Sale of units in initial public offering aggregate amount				$ 5,000,000
Sale of units per share				$ 1.00